Vessels and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Book value of assets pledged	$ 1,022	$ 618